UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21665
                                                     ---------

                     Hatteras Multi-Strategy TEI Fund, L.P.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

HATTERAS MULTI-STRATEGY TEI FUND, L.P. 2
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNADUITED)
--------------------------------------------------------------------------------

      HATTERAS MULTI-STRATEGY TEI FUND, LP 2

          Investment in Hatteras Multi-Strategy Offshore Fund, LDC, at value - 93.23%
          (Cost $4,759,182)                                                                      $  4,810,394

      OTHER ASSETS IN EXCESS OF LIABILITIES - 6.77%                                                   349,440
                                                                                                 ------------
      NET ASSETS - 100.00%                                                                       $  5,159,834
                                                                                                 ============


      HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC 1

          Investment in Hatteras Master Fund, LP, at value - 99.44%
           (Cost $4,729,178)                                                                     $  4,783,268



      OTHER ASSETS IN EXCESS OF LIABILITIES - 0.56%                                                    27,127
                                                                                                 ------------
      NET ASSETS - 100.00%                                                                       $  4,810,395
                                                                                                 ============

1   Invests  the  majority  of its assets in Hatteras  Master  Fund,  L.P.  The
       Schedule of Investments of Hatteras Master Fund, L.P. is included below.

2   Invests the majority of its assets in Hatteras Multi-Strategy Offshore Fund,
       LDC. The Schedule of Investment is included above.

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNADUITED)
--------------------------------------------------------------------------------

                                                                           COST                  FAIR VALUE
                                                                        -----------              ------------
INVESTMENTS IN UNDERLYING FUNDS (99.40%)
    ABSOLUTE RETURN a, b (19.78%)
      AQR Global Asset Institutional Fund, L.P.                         $ 4,289,864              $  4,330,090
      Courage Special Situations Fund, L.P.                               4,827,675                 5,030,382
      M&M Arbitrage, LLC                                                  4,646,299                 4,341,072
      Silverback Partners, L.P.                                           4,397,274                 3,751,528
      Smith Breeden Mortgage Partners L.P.                                4,413,258                 4,494,364
      Titan Global Return Fund LLC                                        2,393,908                 2,184,246
      Wellington Partners, LLC                                            1,785,759                 1,814,599
                                                                                                 ------------
                                                                                                   25,946,281
                                                                                                 ------------
    ENHANCED FIXED INCOME a, b (18.62%)
      BDC Partners I, L.P.                                                4,000,000                 4,082,565
      Contrarian Capital Fund I, L.P.                                     6,880,064                 7,176,342
      GMO Global Bond Fund, L.P.                                          5,018,453                 4,838,051
      Greylock Global Opportunity Fund, L.P.                              4,922,405                 5,000,916
      Ore Hill Partners, LLC                                              3,221,928                 3,322,333
                                                                                                 ------------
                                                                                                   24,420,207
                                                                                                 ------------
    ENERGY AND NATURAL RESOURCES a, b (9.86%)
      BlackRock All-Cap Global Resources Fund                             2,000,000                 2,119,166
      Cambridge Energy, L.P.                                              4,566,534                 5,068,566
      EnerVest Energy Institutional Fund X-A, L.P.                           62,308                    62,308
      Southport Energy Plus Partners, L.P.                                5,083,819                 5,689,646
                                                                                                 ------------
                                                                                                   12,939,686
                                                                                                 ------------
    OPPORTUNISTIC EQUITY a, b (31.00%)
      CCM International Small Cap Value Fund, L.P.                        2,029,762                 2,040,463
      CCM Small Cap Value Qualified Fund, L.P.                            2,500,000                 2,523,661
      CRM Windridge Partners, L.P.                                        3,022,017                 3,319,372
      GMO Mean Reversion Fund A                                           5,770,065                 5,923,467
      GMO US Aggressive Long/Short Fund                                   4,247,757                 4,515,337
      Gradient Europe Fund LP                                             1,000,000                 1,120,631
      Sci-Tech Investment Partners, L.P.                                  2,295,782                 2,191,982
      SCP Domestic Fund, L.P.                                             4,002,947                 4,193,720
      SR Global Fund LP (Class C) International                           3,457,674                 3,533,263
      SR Global Fund LP (Class G) Emerging                                4,281,970                 4,618,773
      SR Global Fund LP (Class H) Japan                                   2,365,240                 2,158,792
      The Platinum Fund Ltd.                                              2,535,461                 2,438,645
      Witches Rock Fund, L.P.                                             2,003,000                 2,081,019
                                                                                                 ------------
                                                                                                   40,659,125
                                                                                                 ------------
    PRIVATE EQUITY COMPOSITE a, b (7.61%)
      Crosslink Crossover Fund IV, L.P.                                   4,883,399                 4,969,818
      Pipe Equity Partners LLC                                            2,324,693                 2,395,898
      Protege Partners, LP                                                2,031,000                 2,066,315

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNADUITED) (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENTS IN UNDERLYING FUNDS (99.40%)

     PRIVATE EQUITY COMPOSITE a, b (7.61%) (CONTINUED)

                                                                           COST                  FAIR VALUE
                                                                        -----------              ------------
     Sanderling Venture Partners VI Co-Investment Fund, L.P.            $   150,000              $    150,000
     Sanderling Venture Partners VI, L.P.                                   150,000                   150,000
     VCFA Private Equity Partners IV, LP                                    249,750                   249,750
                                                                                                 ------------
                                                                                                    9,981,781
                                                                                                 ------------
   REAL ESTATE COMPOSITE (12.53%)
     ING Clarion CRA Hedge Fund, L.P. a, b                               5,356,915                 5,514,490
     Mercury Special Situations Fund, LP a, b                            2,000,000                 1,968,667
     Security Capital - Preferred Growth, Inc. b                         1,714,042                 1,822,034
     Transwestern Mezzanine Realty Partner II, LLC b                       542,607                   481,807
     Wells Street Partners, LLC a, b                                     6,386,675                 6,644,768
                                                                                                 ------------
                                                                                                   16,431,766
                                                                                                 ------------

    INVESTMENTS IN UNDERLYING FUNDS (COST $127,810,304)                                           130,378,846


    OTHER ASSETS IN EXCESS OF LIABILITIES (0.60%)                                                     783,314
                                                                                                 ------------

    PARTNERS' CAPITAL - 100.00%                                                                  $131,162,160
                                                                                                 ============


     a - Non-income producing securities
     b - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of June 30, 2005 was $127,810,304 and $130,378,846, respectively.

                                       3

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy TEI Fund, L.P.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date     August 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date     August 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ J. Michael Fields
                         -------------------------------------------------------
                          J. Michael Fields,  Chief Financial  Officer
                          (principal financial officer)

Date     August 3, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.

                                       5